Other Operating Gains, Net	6 Months Ended
Jun. 30, 2026
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Other Operating Gains, Net

Note 6: Other Operating Gains, Net

Other operating gains, net were $68 million in the three and six months ended June 30, 2026, respectively, primarily related to acquisitions and investments.

Other operating gains, net were $5 million and $2 million in the three and six months ended June 30, 2025, respectively.